Segment Reporting	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
15.	Segment Reporting

In accordance with FASB ASC 280, “Segment Reporting,” the Company discloses financial and descriptive information about its reportable segments. The Company operates in two segments, iBio, Inc. and iBio CMO. Commencing July 1, 2016, management determined that the activity of iBio CMO should be segregated as a separate segment. In addition, management determined that the activity of iBio Brazil was no longer material and will be included in the activity of iBio, Inc. As such, the segment information for the three and nine months ended March 31, 2017 was conformed to the current presentation. These segments are components of the Company about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Three Months Ended March 31, 2017 (in thousands)	iBio, Inc.	iBio CMO	Eliminations	Total

Revenues - external customers	$-	$37	$-	$37
Revenues – intersegment	283	361	(644)	-
Research and development	1,033	472	(369)	1,136
General and administrative	1,276	1,836	(275)	2,837
Operating loss	(2,026)	(1,910)	-	(3,936)
Interest expense	-	(481)	-	(481)
Interest and other income	8	4	-	12
Consolidated net loss	(2,018)	(2,387)	-	(4,405)
Total assets	20,573	32,680	(12,555)	40,698
Fixed assets, net	8	25,786	-	25,794
Intangible assets, net	1,895	-	-	1,895
Depreciation expense	1	336	-	337
Amortization of intangible assets	88	-	-	88

Three Months Ended March 31, 2016 (in thousands)	iBio, Inc.	iBio CMO *	Eliminations	Total

Revenues - external customers	$371	$8	$-	$379
Revenues – intersegment	-	129	(129)	-
Research and development	951	226	(129)	1,048
General and administrative	1,532	871	-	2,403
Operating loss	(2,112)	(960)	-	(3,072)
Interest expense	-	(323)	-	(323)
Interest and other income	8	2	-	10
Consolidated net loss	(2,104)	(1,281)	-	(3,385)
Total assets	11,015	39,690	(40)	50,665
Fixed assets, net	13	25,762	-	25,775
Intangible assets, net	2,139	-	-	2,139
Depreciation expense	2	259	-	261
Amortization of intangible assets	92	-	-	92

Nine Months Ended March 31, 2017 (in thousands)	iBio, Inc.	iBio CMO	Eliminations	Total

Revenues - external customers	$161	$86	$-	$247
Revenues – intersegment	695	950	(1,645)	-
Research and development	2,733	1,240	(968)	3,005
General and administrative	3,864	4,470	(677)	7,657
Operating loss	(5,741)	(4,674)	-	(10,415)
Interest expense	-	(1,447)	-	(1,447)
Interest and other income	35	18	-	53
Consolidated net loss	(5,706)	(6,103)	-	(11,809)
Total assets	20,573	32,680	(12,555)	40,698
Fixed assets, net	8	25,786	-	25,794
Intangible assets, net	1,895	-	-	1,895
Depreciation expense	3	984	-	987
Amortization of intangible assets	264	-	-	264

Nine Months Ended March 31, 2016 (in thousands)	iBio, Inc.	iBio CMO *	Eliminations	Total

Revenues - external customers	$665	$8	$-	$673
Revenues – intersegment	-	129	(129)	-
Research and development	2,192	240	(129)	2,303
General and administrative	4,550	959	-	5,509
Operating loss	(6,077)	(1,062)	-	(7,139)
Interest expense	-	(323)	-	(323)
Interest and other income	24	2	-	26
Consolidated net loss	(6,053)	(1,383)	-	(7,436)
Total assets	11,015	39,690	(40)	50,665
Fixed assets, net	13	25,762	-	25,775
Intangible assets, net	2,139	-	-	2,139
Depreciation expense	4	259	-	263
Amortization of intangible assets	274	-	-	274

*	iBio CMO commenced operations in December 2015

17.	Segment Reporting

As discussed above, iBio Brazil began operations in the first quarter of fiscal 2015. In accordance with FASB ASC 280, “Segment Reporting,” the Company discloses financial and descriptive information about its reportable geographic segments. Geographic segments are components of an enterprise about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Year ended June 30, 2016	United States	Brazil	Total

Net revenues	$948	$-	$948
Research and development expenses	3,156	-	3,156
General and administrative expenses	7,663	22	7,685
Operating loss	(9,871)	(22)	(9,893)
Interest expense	(807)	-	(807)
Interest and other income	43	-	43
Consolidated net loss	(10,635)	(22)	(10,657)
Total assets	51,580	20	51,600
Fixed assets, net	25,574	-	25,574
Intangible assets, net	2,092	-	2,092
Depreciation expense	575	2	577
Amortization of intangible assets	363	-	363

Year ended June 30, 2015	United States	Brazil	Total

Net revenues	$1,851	$-	$1,851
Research and development expenses	3,495	-	3,495
General and administrative expenses	4,929	93	5,022
Operating loss	(6,573)	(93)	(6,666)
Interest expense	-	-	-
Interest and other income	41	-	41
Consolidated net loss	(6,532)	(93)	(6,625)
Total assets	12,448	46	12,494
Fixed assets, net	3	10	13
Intangible assets, net	2,360	-	2,360
Depreciation expense	3	2	5
Amortization of intangible assets	358	-	358